SEMI ANNUAL REPORT

[PICTURE OF ABACUS]




                                             FEBRUARY 28, 1999

TEMPLETON GLOBAL

SMALLER COMPANIES FUND, INC.


[FRANKLINTEMPLETON LOGO]


PAGE

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS LOGO]


[PICTURE OF PETER A. NORI, CFA]


PETER A. NORI, CFA
Portfolio Manager
Templeton Global Smaller
Companies Fund, Inc.

PAGE
CONTENTS


Shareholder Letter ..............   1

Performance Summary .............   6

Financial Highlights &
Statement of Investments ........   9

Financial Statements ............  20

Notes to Financial
Statements ......................  23


SHAREHOLDER LETTER

-------------------------------------------------------------------------------
Your Fund's Goal: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets.
-------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Templeton Global Smaller Companies Fund covers the six months ended February 28, 1999. Although economic difficulties in Russia, Latin America and Asia sparked severe corrections in many global stock markets at the beginning of the reporting period, U.S. and European markets rebounded, reaching record highs after the U.S. Federal Reserve lowered interest rates in September, October and November, 1998. While small-cap shares generally recovered from their October lows, the lion's share of market gains centered on "blue chip," liquid stocks whose earnings growth appealed to investors seeking a safe haven from Latin American and Asian economic woes. Within this environment, Templeton Global Smaller

                                 FUND CATEGORY

                                     GLOBAL
                                     GROWTH
                                GROWTH & INCOME
                                     INCOME
                                TAX-FREE INCOME

                            [FUND CATEGORY PYRAMID]

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 13 of this report.

PAGE

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/99

[THIS CHART SHOWS IN PIE FORMAT THE GEOGRAPHIC DISTRIBUTION BREAKDOWN OF SECURITIES IN TEMPLETON GLOBAL SMALLER COMPANIES FUND ON FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]

European Stocks                     49.1%

Asian Stocks                        10.8%

North American Stocks               24.6%

Latin American Stocks               5.05%

Middle-Eastern &
  African Stocks                     4.4%

Australian &
  New Zealand Stocks                 3.6%

Short-Term Investments &
   Other Net Assets                  2.5%


Companies Fund - Class A posted a six-month cumulative total return of - 1.66%, as shown in the Performance Summary on page 7. The Fund's disappointing performance was largely due to the weak performance of the small-cap sector as a whole, and its exposure to Asian and Latin American equities, whose returns generally lagged those of U.S. shares.

EUROPE

On February 28, 1999, the Fund's largest regional weighting was Europe (49.1% of total net assets). During the reporting period, attempts by many European governments to meet criteria for membership in the European Monetary Union contributed to declining interest rates, relatively low inflation and increased management focus on shareholder value in the region. We found particular value in the U.K., where we purchased shares of Skyepharma PLC at a significant discount to our assessment of its fair value. We believe this small drug delivery company has the potential to develop a strong product network. Among the Fund's existing U.K. holdings, Lucas Varity PLC ADR, an industrial components company, agreed to a merger proposal from TRW Inc. at a 23% premium to its average January share price.

ASIA

During the reporting period, equity markets in Hong Kong, South Korea and Singapore recovered strongly from their October 1998 lows. Although the region's economic outlook remained unsettled, we maintained or increased the Fund's holdings of companies we considered fundamentally sound. For example, we added to the Fund's positions in Varitronix International Ltd., the world leader in high-end, liquid crystal displays.

2

PAGE

In our opinion, this Hong Kong company possesses excellent management, a strong balance sheet, healthy cash flow and solid earnings prospects.

LATIN AMERICA

Latin American equity markets were especially hard hit during the reporting period, as declining commodity prices, the threat of Brazil's currency devaluation and Asia's financial crisis contributed to extreme volatility in Latin American shares. Although this could present buying opportunities in the future, we remained cautious in our approach to the region and made only limited purchases there during the period.

UNITED STATES

The U.S. economy continued to expand rapidly during the period under review as the nation enjoyed relatively low unemployment and benign inflation. This contributed to substantial returns among large-cap and growth stocks, but most small-cap shares generally achieved lesser gains. However, we found better opportunities to purchase small-cap stocks at what we consider bargain prices outside the U.S. Overall, shares in U.S. small-cap companies sold for 18 times their 1999 earnings estimates (as of December 31, 1998), versus 12 times earnings in Europe and less than 10 times earnings for smaller companies in Asia (excluding Japan) and Latin America.(1)

OUR LONG-TERM STRATEGY

Looking forward, we are optimistic about prospects for the Fund. In the near future, we expect to continue to focus on Europe, where many firms are planning to cut costs, increase

(1.) Source: Salomon Smith Barney Inc., aggregated from IBES company-level data.

TOP 10 COUNTRIES
REPRESENTED IN THE FUND*
2/28/99

[THIS TABLE LISTS THE TOP 10 COUNTRIES REPRESENTED IN THE FUND* OF TEMPLETON GLOBAL SMALLER COMPANIES FUND AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]


                        % OF TOTAL
COUNTRY                 NET ASSETS
----------------------------------
United States                22.6%

United Kingdom               13.0%

Netherlands                   8.6%

Hong Kong**                   6.1%

Spain                         6.0%

Switzerland                   5.6%

Sweden                        3.8%

Australia                     2.5%

South Africa                  2.5%

Norway                        2.5%

* Does not include investments in U.S. government securities and short-term investments and other net assets.

** Hong Kong reverted to the sovereignty of China on July 1, 1997.



                                                                            3

PAGE

TOP 10 INDUSTRIES
2/28/99


[THIS TABLE LISTS THE TOP 10 INDUSTRIES REPRESENTED IN TEMPLETON GLOBAL SMALLER COMPANIES FUND ON FEBRUARY 28, 1999.]

                                        % OF TOTAL
INDUSTRY                                NET ASSETS
---------------------------------------------------
Merchandising                                 7.4%

Building Materials &
Components                                    6.7%

Industrial Components                         6.6%

Food & Household Products                     6.2%

Banking                                       6.0%

Metals & Mining                               5.4%

Forest Products & Paper                       4.8%

Broadcasting & Publishing                     4.6%

Textiles & Apparel                            4.2%

Machinery &  Engineering                      4.1%



productivity, reduce debt burdens, and repurchase shares. These firms seem to be experiencing a transformation not unlike the transition many American companies underwent in the early part of this decade. We remain cautious in our approach to Asia, because the financial systems in countries such as Indonesia and Thailand may take years to recover from the turmoil of 1997 and 1998. However, fundamentally stronger systems such as Hong Kong's may offer us the opportunity to purchase holdings in companies at a fraction of what we believe is their fair value. And though a slump in commodity prices and Brazil's January devaluation of the real may continue to afflict Latin American equity markets, we will search for opportunities among undervalued companies that we believe may be less affected by such problems.

We take very seriously the trust you have placed in us to invest your money. We, therefore, go to great lengths in our efforts to assess each company's true worth before we buy its shares for the Fund's portfolio. Our analysts reach their determination of a company's value by evaluating a number of factors, including its possible future earnings. By focusing on the long term, we are often able to buy undervalued stocks when others may be selling because of shorter-term considerations. We believe that this approach, while requiring patience, has the potential to reward our investors over the long haul.

Of course, there are special risks associated with foreign investments in smaller companies, which are heightened in emerging markets. These include political, social and economic uncertainties, price volatility, illiquidity, currency fluctuation and limited product lines, markets, or financial and management resources.

4

PAGE


In addition, emerging markets are relatively small and less liquid. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, Taiwan's equity market has increased 951% in the last 15 years, but has suffered 6 declines of more than 20% during that time.(2) While the short-term price volatility of smaller companies and emerging markets can be disconcerting, declines in excess of 50% are not unusual in emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

This discussion reflects our views, opinions and portfolio holdings as of February 28, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy.

We appreciate your support, welcome your comments and look forward to serving you in the future.

Sincerely,

/s/ Peter A. Nori

Peter A. Nori, CFA
Portfolio Manager
Templeton Global Smaller Companies Fund, Inc.




2. Source: Bloomberg. Based on quarterly percentage price change over 15 years ended December 31, 1998. Market returns are measured in U.S. dollars and do not include reinvested dividends.

TOP 10 HOLDINGS*
2/28/99

[THIS TABLE LISTS THE TOP 10 HOLDINGS*, INCLUDING INDUSTRY AND COUNTRY OF ORIGIN, OF TEMPLETON GLOBAL SMALLER COMPANIES FUND AS OF FEBRUARY 28, 1999, BASED ON TOTAL NET ASSETS.]


COMPANY                                               % OF TOTAL
INDUSTRY, COUNTRY                                     NET ASSETS
-----------------                                     ----------
Gas y Electricidad SA, Br.
Utilities Electrical & Gas, Spain                           2.8%

US Foodservice
Food & Household Products,
United States                                               2.1%

Impala Platinum Holdings Ltd.
Metals & Mining, South Africa                               2.1%

News Corp. Ltd., pfd.
Broadcasting & Publishing,
Australia                                                   1.9%

Weir Group PLC
Industrial Components,
United Kingdom                                              1.7%

Li & Fung Ltd.
Merchandising, Hong Kong**                                  1.7%

Scholastic Corp.
Broadcasting & Publishing,
United States                                               1.5%

Banco de Andalucia SA
Banking, Spain                                              1.3%

VTech Holdings Ltd.
Electronic Components &
Instruments, Hong Kong**                                    1.2%

Shorewood Packaging Corp.
Forest Products & Paper,
United States                                               1.2%

 * Does not include short-term investments and other net assets.
** Hong Kong reverted to the sovereignty of China on July 1, 1997.
                                                                               5

PAGE

CLASS A (formerly Class I):

Subject to the current, maximum 5.75% initial sales charge. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B:
Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C (formerly Class II):
Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:

No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.


PERFORMANCE SUMMARY AS OF 2/28/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class' operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION (9/1/98 - 2/28/99)

CLASS A                              CHANGE               2/28/99          8/31/98
----------------------------------------------------------------------------------
Net Asset Value                      -$0.40                $6.50            $6.90

                                     DISTRIBUTIONS
                                     ---------------------------------------------
Dividend Income                      $0.1100
Long-Term Capital Gain               $0.1750
      TOTAL                          $0.2850

CLASS B                              CHANGE              2/28/99           1/1/99
----------------------------------------------------------------------------------
Net Asset Value                      -$0.53                $6.49            $7.02

CLASS C                              CHANGE              2/28/99          8/31/98
----------------------------------------------------------------------------------
Net Asset Value                      -$0.38                $6.40            $6.78

                                     DISTRIBUTIONS
                                     ---------------------------------------------
Dividend Income                      $0.0670
Long-Term Capital Gain               $0.1750
      TOTAL                          $0.2420

ADVISOR CLASS                        CHANGE              2/28/99          8/31/98
----------------------------------------------------------------------------------
Net Asset Value                      -$0.40                $6.51            $6.91

                                     DISTRIBUTIONS
                                     ---------------------------------------------
Dividend Income                      $0.1243
Long-Term Capital Gain               $0.1750
      TOTAL                          $0.2993

Templeton Global Smaller Companies Fund paid distributions derived from long-term capital gains of $0.1750 per share in October 1998. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

Past performance is not predictive of future results.

6

PAGE

PERFORMANCE

                                                                                                INCEPTION
CLASS A                   6-MONTH            1-YEAR           5-YEAR            10-YEAR         (6/1/81)
-------                   -------            ------           ------            -------         --------
Cumulative
Total Return(1)           -1.66%             -21.74%           16.31%           118.91%          660.02%

Average Annual
Total Return(2)           -7.30%             -26.25%            1.87%             7.52%           11.73%

Value of $10,000
Investment(3)             $9,270              $7,375          $10,968           $20,642          $71,619

                          2/28/95            2/28/96          2/28/97           2/28/98          2/28/99
                          -------            -------          -------           -------          -------
One-Year
Total Return(4)            -8.44%             25.28%           18.88%             8.98%          -21.74%


                                                                                               INCEPTION
CLASS B                                                                                         (1/1/99)
-------                                                                                         --------
Cumulative Total Return(1)                                                                        -7.55%
Aggregate Annual Total Return(2)                                                                 -11.25%
Value of $10,000 Investment(3)                                                                    $8,875



                                                                                               INCEPTION
CLASS C                                      6-MONTH          1-YEAR            3-YEAR          (5/1/95)
-------                                      -------          ------            ------          --------
Cumulative
Total Return(1)                              -2.04%           -22.50%           -1.09%            15.60%

Average Annual
Total Return(2)                              -3.98%           -24.05%           -0.69%             3.58%

Value of $10,000
Investment(3)                                $9,602            $7,595           $9,793           $11,443


                                                              2/28/97           2/28/98          2/28/99
                                                              -------           -------          -------
One-Year
Total Return(4)                                                18.02%             8.14%          -22.50%


                                                                                                INCEPTION
ADVISOR CLASS(5)          6-MONTH            1-YEAR           5-YEAR            10-YEAR         (6/1/81)
----------------          -------            ------           ------            -------         --------
Cumulative
Total Return(1)           -1.44%             -21.63%           17.01%           120.22%          664.55%

Average Annual
Total Return(2)           -1.44%             -21.63%            3.19%             8.21%           12.15%

Value of $10,000
Investment(3)             $9,856              $7,837          $11,701           $22,022          $76,455


                         2/28/95             2/28/96          2/28/97           2/28/98          2/28/99
                         -------             -------          -------           -------          -------
One-Year
Total Return(4)           -8.44%              25.28%           18.88%             9.49%          -21.63%


Past performance is not predictive of future results.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class. Six-month return has not been annualized. Since Class B shares have existed for less than one year, the figures for that class represent aggregate total return from inception; therefore, average annual total returns are not provided.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.


5. On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were - 11.31% and - 5.42% respectively.

-------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------
                                                                               7

PAGE

TEMPLETON GLOBAL
SMALLER COMPANIES FUND

CLASS A

If you had invested $10,000 in Templeton Global Smaller Companies Fund - Class A at inception, it would have been worth more than $71,000 on February 28, 1999. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on June 1, 1981 (inception), with income dividends and capital gains reinvested as shown through February 28, 1999.*

[THE FOLLOWING MOUNTAIN CHART ILLISTRATES TEH CUMULATIVE TOTAL RETURN OF A $10,000 INVESTMENT IN THE FUND ON JUNE 1, 1981 (INCEPTION).]

                             [GRAPH APPEARS HERE]

                           $71,619
                           Total value of investment
                           2/28/99


                  PRINCIPAL     INCOME     PRINCIPAL +  CAP GAINS  PRINCIPAL +  TOTAL VALUE
                                            DIVIDENDS               CAP GAINS
    06/01/81        $9,423        $0         $9,423        $0        $9,423       $9,423
    12/31/81        $9,151       $201        $9,352        $4        $9,155       $9,356
    12/31/82       $11,508       $706        $12,214      $506       $12,014     $12,720
    12/31/83       $14,066      $1,266       $15,332     $2,342      $16,408     $17,674
    12/31/84       $13,015      $1,588       $14,603     $3,143      $16,158     $17,746
    12/31/85       $15,317      $2,405       $17,722     $5,464      $20,781     $23,186
    12/31/86       $16,808      $3,341       $20,149     $7,413      $24,221     $27,562
    12/31/87       $13,455      $3,450       $16,905     $7,457      $20,912     $24,362
    12/31/88       $15,012      $4,681       $19,693     $11,688     $26,700     $31,381
    12/31/89       $16,494      $6,039       $22,533     $14,451     $30,945     $36,984
    12/31/90       $12,336      $5,325       $17,661     $13,529     $25,865     $31,190
    12/31/91       $15,486      $7,503       $22,989     $20,526     $36,012     $43,515
    12/31/92       $12,644      $7,076       $19,720     $25,400     $38,044     $45,120
    12/31/93       $16,454      $9,750       $26,204     $33,286     $49,740     $59,490
    12/31/94       $15,300      $9,825       $25,125     $31,636     $46,936     $56,761
    12/31/95       $15,713      $11,015      $26,728     $40,052     $55,765     $66,780
    12/31/96       $17,215      $13,202      $30,417     $51,112     $68,327     $81,529
    12/31/97       $17,031      $14,197      $31,228     $56,061     $73,092     $87,289
    12/31/98       $14,457      $13,307      $27,764     $49,585     $64,042     $77,349
    2/28/99        $13,386      $12,321      $25,707     $45,912     $59,298     $71,619



Total Value of Investment with Capital Gains and Dividends Reinvested

Value of Investment  with Capital Gains Reinvested

Value of Investment with Dividends Reinvested




** Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the current, maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class A shares implemented a Rule 12b-1 plan, which will affect subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

The historical data shown above pertain only to Class A shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.
Past performance is not predictive of future results.

8



PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights

                                                                              CLASS A
                                         ----------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED AUGUST 31,
                                         FEBRUARY 28, 1999   --------------------------------------------------------------
                                            (UNAUDITED)         1998         1997         1996         1995         1994
                                         ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout
  the period)
Net asset value, beginning of
period................................           $6.90            $9.53        $8.55        $8.77        $8.24        $7.44
                                         ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................             .03              .16          .13          .16          .11          .09
 Net realized and unrealized gains
   (losses)...........................            (.15)           (2.07)        1.77          .72          .62          .81
                                         ----------------------------------------------------------------------------------
Total from investment operations......            (.12)           (1.91)        1.90          .88          .73          .90
                                         ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................            (.11)            (.13)        (.13)        (.12)        (.11)        (.07)
 Net realized gains...................            (.17)            (.59)        (.79)        (.98)        (.09)        (.03)
                                         ----------------------------------------------------------------------------------
Total distributions...................            (.28)            (.72)        (.92)       (1.10)        (.20)        (.10)
                                         ----------------------------------------------------------------------------------
Net asset value, end of period........           $6.50            $6.90        $9.53        $8.55        $8.77        $8.24
                                         ==================================================================================
Total Return*.........................         (1.66)%         (21.64)%       24.20%       11.69%        9.20%       12.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....      $1,095,046       $1,275,313   $1,881,547   $1,544,214   $1,447,155   $1,409,494
Ratios to average net assets:
 Expenses.............................           1.37%**          1.27%        1.30%        1.27%        1.36%        1.36%
 Net investment income................            .92%**          1.69%        1.43%        1.93%        1.32%        1.17%
Portfolio turnover rate...............           7.13%           23.52%       25.60%       32.71%       18.79%       28.06%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
                                                                               9

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                       CLASS B
                                                                  -----------------
                                                                    PERIOD ENDED
                                                                  FEBRUARY 28, 1999
                                                                    (UNAUDITED)+
                                                                  -----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $7.02
                                                                      --------
Income from investment operations:
 Net investment loss........................................              (.01)
 Net realized and unrealized losses.........................              (.52)
                                                                  -----------------
Total from investment operations............................              (.53)
                                                                  -----------------
Net asset value, end of period..............................             $6.49
                                                                  =================
Total Return*...............................................           (7.55)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................               $39
Ratios to average net assets:
 Expenses...................................................             2.23%**
 Net investment loss........................................            (.71)%**
Portfolio turnover rate.....................................             7.13%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to February 28, 1999. Based on average weighted shares outstanding.
 10

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                     CLASS C
                                                     -----------------------------------------------------------------------
                                                      SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,
                                                     FEBRUARY 28, 1999       -----------------------------------------------
                                                       (UNAUDITED)++           1998         1997         1996         1995+
                                                     -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period...........              $6.78              $9.42        $8.47        $8.75        $7.87
                                                     -----------------------------------------------------------------------
Income from investment operations:
 Net investment income.........................                .01                .08          .07          .13           --
 Net realized and unrealized gains (losses)....               (.15)             (2.05)        1.75          .67          .88
                                                     -----------------------------------------------------------------------
Total from investment operations...............               (.14)             (1.97)        1.82          .80          .88
                                                     -----------------------------------------------------------------------
Less distributions from:
 Net investment income.........................               (.07)              (.08)        (.08)        (.10)          --
 Net realized gains............................               (.17)              (.59)        (.79)        (.98)          --
                                                     -----------------------------------------------------------------------
Total distributions............................               (.24)              (.67)        (.87)       (1.08)          --
                                                     -----------------------------------------------------------------------
Net asset value, end of period.................              $6.40              $6.78        $9.42        $8.47        $8.75
                                                     =======================================================================
Total Return*..................................            (2.04)%           (22.44)%       23.42%       10.74%       11.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..............            $31,983            $38,287      $43,071      $15,483       $2,569
Ratios to average net assets:
 Expenses......................................              2.12%**            2.03%        2.05%        2.07%        2.11%**
 Net investment income.........................               .17%**             .96%         .75%        1.23%         .16%**
Portfolio turnover rate........................              7.13%             23.52%       25.60%       32.71%       18.79%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.
++Based on average weighted shares outstanding.
                                                                              11

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Highlights (continued)

                                                                                  ADVISOR CLASS
                                                                  ----------------------------------------------
                                                                  SIX MONTHS ENDED        YEAR ENDED AUGUST 31,
                                                                  FEBRUARY 28, 1999      -----------------------
                                                                     (UNAUDITED)           1998           1997+
                                                                  ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period........................             $6.91              $9.55          $8.33
                                                                  ----------------------------------------------
Income from investment operations:
 Net investment income......................................               .06                .16            .10
 Net realized and unrealized gains (losses).................              (.16)             (2.06)          1.12
                                                                  ----------------------------------------------
Total from investment operations............................              (.10)             (1.90)          1.22
                                                                  ----------------------------------------------
Less distributions from:
 Net investment income......................................              (.12)              (.15)            --
 Net realized gains.........................................              (.18)              (.59)            --
                                                                  ----------------------------------------------
Total distributions.........................................              (.30)              (.74)            --
                                                                  ----------------------------------------------
Net asset value, end of period..............................             $6.51              $6.91          $9.55
                                                                  ==============================================
Total Return*...............................................           (1.44)%           (21.51)%         14.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................            $5,652             $7,185         $7,895
Ratios to average net assets:
 Expenses...................................................             1.12%**            1.03%          1.05%**
 Net investment income......................................             1.19%**            1.97%          2.18%**
Portfolio turnover rate.....................................             7.13%             23.52%         25.60%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
                       See Notes to Financial Statements.
 12

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS 91.8%
AEROSPACE & MILITARY TECHNOLOGY .8%
Celsius AB, B...............................................      Sweden              450,000     $    7,042,426
*Fairchild Corp., A.........................................  United States           196,493          2,370,197
                                                                                                  --------------
                                                                                                       9,412,623
                                                                                                  --------------
APPLIANCES & HOUSEHOLD DURABLES 1.4%
Fisher & Paykel Ltd.........................................   New Zealand          2,267,709          8,319,556
Guangdong Kelon Electrical Holdings Ltd., H, 144A...........      China            11,152,000          7,484,805
                                                                                                  --------------
                                                                                                      15,804,361
                                                                                                  --------------
AUTOMOBILES .3%
Bilia AB, A.................................................      Sweden              320,000          2,230,101
Weifu Fuel Injection Co. Ltd., B............................      China             4,745,850          1,035,202
                                                                                                  --------------
                                                                                                       3,265,303
                                                                                                  --------------
BANKING 6.0%
Banco de Andalucia SA.......................................      Spain               377,335         14,584,736
Bank Handlowy W Warszawie SA, GDR, 144A.....................      Poland              722,000          6,822,900
BPI Socieda de Gestora de Participacoes Socias SA...........     Portugal             301,230         10,455,999
Commercial International Bank Ltd., GDR, 144A...............      Egypt               450,700          4,799,955
Fokus Bank AS...............................................      Norway              202,032          1,939,548
Fokus Bank AS, 144A.........................................      Norway               91,505            878,466
*Hambrecht & Quist Group Inc. ..............................  United States           315,000          8,386,875
National Bank of Canada.....................................      Canada              893,200         12,426,101
Singapore Finance Ltd., fgn. ...............................    Singapore           1,428,000          1,210,732
Union Bank of Norway, Primary Capital Cert. ................      Norway              314,000          6,524,727
                                                                                                  --------------
                                                                                                      68,030,039
                                                                                                  --------------
BROADCASTING & PUBLISHING 2.7%
Hollinger International Inc., A.............................  United States           694,280          8,591,715
*Scholastic Corp. ..........................................  United States           335,000         16,498,750
South China Morning Post Ltd. ..............................    Hong Kong          12,150,000          5,214,256
                                                                                                  --------------
                                                                                                      30,304,721
                                                                                                  --------------
BUILDING MATERIALS & COMPONENTS 6.7%
Anglian Group PLC...........................................  United Kingdom          283,730          1,047,704
Cementos Diamante SA, ADR, 144A.............................     Colombia             540,000            810,000
Cristaleria Espanola SA, Br. ...............................      Spain                82,550          4,311,685
Det Danske Traelastkompagni AS..............................     Denmark              107,000          7,030,639
Gujarat Ambuja Cements Ltd. ................................      India               709,800          4,241,336
Gujarat Ambuja Cements Ltd., GDR, 144A......................      India               489,600          2,876,400
Hepworth PLC................................................  United Kingdom        1,680,600          4,132,711
Mirgor SA Comercial Industrial Financiera Inmobi, C, ADR....    Argentina             269,000            188,300
Mirgor SA Comercial Industrial Financiera Inmobi, C, ADR,
  144A......................................................    Argentina             321,000            224,700
Okumura Corp. ..............................................      Japan             2,180,000          8,433,375
Pioneer International Ltd. .................................    Australia           3,000,000          6,044,932
Plettac AG..................................................     Germany               75,500          4,177,178

                                                                              13

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
BUILDING MATERIALS & COMPONENTS (CONT.)
Sarna Kunststoff Holding AG.................................   Switzerland              6,570     $    8,387,909
Schuttersveld NV............................................   Netherlands            220,694          4,506,184
*Siam City Cement Public Co. Ltd., fgn. ....................     Thailand           1,184,600          3,205,911
Suez Cement Co., GDR, 144A..................................      Egypt               470,000          8,307,250
Uralita SA..................................................      Spain               814,000          8,095,768
                                                                                                  --------------
                                                                                                      76,021,982
                                                                                                  --------------
BUSINESS & PUBLIC SERVICES 2.8%
*Healthcare Services Group Inc. ............................  United States           547,650          4,997,306
*Koninklijke Ahrend NV......................................   Netherlands            312,000          5,548,493
Lex Service PLC.............................................  United Kingdom        1,681,000         11,296,971
*Magellan Health Services Inc. .............................  United States           250,000          1,703,125
Scribona AB, A..............................................      Sweden              225,400          1,052,730
Scribona AB, B..............................................      Sweden              480,400          2,290,696
Sifo Group AB, A............................................      Sweden              225,400          1,446,815
Sifo Group AB, B............................................      Sweden              480,400          3,112,997
                                                                                                  --------------
                                                                                                      31,449,133
                                                                                                  --------------
CHEMICALS 1.9%
Crompton & Knowles Corp. ...................................  United States           163,383          3,022,586
Energia e Industrias Aragonesas Eia SA......................      Spain             1,641,000          9,493,463
Gurit Heberlein AG, Br. ....................................   Switzerland              4,000          8,640,144
                                                                                                  --------------
                                                                                                      21,156,193
                                                                                                  --------------
CONSTRUCTION & HOUSING 1.7%
Hollandsche Beton Groep NV..................................   Netherlands            850,920          8,126,685
*Schuler Homes Inc. ........................................  United States         1,005,000          8,102,813
Wai Kee Holdings Ltd. ......................................    Hong Kong          17,848,000          2,418,818
*Wai Kee Holdings Ltd., wts. ...............................    Hong Kong           2,677,200             62,198
                                                                                                  --------------
                                                                                                      18,710,514
                                                                                                  --------------
DATA PROCESSING & REPRODUCTION .6%
*Quantum Corp. .............................................  United States           410,000          6,739,375
                                                                                                  --------------
ELECTRICAL & ELECTRONICS .8%
*G.P. Batteries International Ltd., wts. ...................    Singapore             336,500            119,202
+Techtronic Industries Co. Ltd. ............................    Hong Kong          29,104,621          5,484,527
Varitronix International Ltd. ..............................    Hong Kong           1,639,000          2,898,170
                                                                                                  --------------
                                                                                                       8,501,899
                                                                                                  --------------
ELECTRONIC COMPONENTS & INSTRUMENTS 3.8%
*Draka Holding NV...........................................  Netherlands...          333,485          8,017,258
Swisslog Holding AG.........................................   Switzerland            132,500         11,338,463
Twentsche Kabel Holdings NV.................................   Netherlands            388,525          9,809,622
VTech Holdings Ltd. ........................................    Hong Kong           4,533,000         14,129,515
                                                                                                  --------------
                                                                                                      43,294,858
                                                                                                  --------------

 14

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
ENERGY SOURCES 1.0%
Devon Energy Corp. .........................................  United States           333,700     $    7,821,094
*Ranger Oil Ltd. ...........................................      Canada            1,309,000          3,681,563
                                                                                                  --------------
                                                                                                      11,502,657
                                                                                                  --------------
FINANCIAL SERVICES 1.2%
A.G. Edwards Inc. ..........................................  United States           125,850          4,097,991
Industrial Credit & Inv. Corp. of India, GDR, 144A..........      India               667,000          4,252,125
Om Gruppen AB...............................................      Sweden              417,000          5,455,312
                                                                                                  --------------
                                                                                                      13,805,428
                                                                                                  --------------
FOOD & HOUSEHOLD PRODUCTS 6.2%
Albert Fisher Group PLC.....................................  United Kingdom          609,124             56,109
*Alicorp SA, 144A...........................................       Peru             4,915,980            908,231
Devro PLC...................................................  United Kingdom        2,370,000          6,891,080
Hazlewood Foods PLC.........................................  United Kingdom        6,452,423         12,197,397
Illovo Sugar Ltd. ..........................................   South Africa         5,150,000          4,738,499
Lindt & Spruengli Chocolate Works Ltd., partn. ctf. ........   Switzerland              4,380         11,289,673
McBride PLC.................................................  United Kingdom        3,800,000          7,152,927
Panamerican Beverages Inc., A...............................      Mexico              234,400          3,706,450
*US Foodservice.............................................  United States           511,500         23,752,781
                                                                                                  --------------
                                                                                                      70,693,147
                                                                                                  --------------
FOREST PRODUCTS & PAPER 4.8%
Boise Cascade Corp. ........................................  United States           122,615          3,808,728
Cartiere Burgo SpA..........................................      Italy               780,035          4,468,108
+Crown-Van Gelder Papierfabrieken NV........................   Netherlands            373,600          6,049,289
*Empaques Ponderosa SA de CV, B.............................      Mexico              613,800            326,785
Hung Hing Printing Group Ltd. ..............................    Hong Kong          17,271,508          6,297,572
Mayr-Melnhof Karton AG......................................     Austria               61,800          2,943,632
Metsa Serla OY, B...........................................     Finland            1,185,460          8,211,485
Munksjo AB..................................................      Sweden            1,300,000          8,265,069
*Shorewood Packaging Corp. .................................  United States           743,700         13,526,044
                                                                                                  --------------
                                                                                                      53,896,712
                                                                                                  --------------
HEALTH & PERSONAL CARE 3.9%
Apothekers Cooperatie OPG VA, partn. ctf. ..................   Netherlands            180,000          3,418,409
*Haemonetics Corp. .........................................  United States           254,900          4,253,644
*Internatio-Muller NV.......................................   Netherlands            628,092         12,272,943
Medeva PLC..................................................  United Kingdom        1,737,911          2,937,259
*Playtex Products Inc. .....................................  United States           547,800          7,737,675
*Quorum Health Group Inc. ..................................  United States           557,000          5,152,250

                                                                              15

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE (CONT.)
*Skyepharma PLC.............................................  United Kingdom        6,387,600     $    8,697,991
*Swank International Manufacturing Co. Ltd. ................    Hong Kong          14,994,000                 --
                                                                                                  --------------
                                                                                                      44,470,171
                                                                                                  --------------
INDUSTRIAL COMPONENTS 6.6%
Gencorp Inc. ...............................................  United States           641,000         12,860,063
Hoganas AB, B...............................................      Sweden              357,000          5,412,398
Lucas Varity PLC, ADR.......................................  United Kingdom          248,200         11,246,563
Madeco Manufacturera de Cobre SA, ADR.......................      Chile               405,000          2,784,375
Otra NV.....................................................   Netherlands            573,000          7,359,460
Sylea SA....................................................      France              234,821         11,599,918
Weir Group PLC..............................................  United Kingdom        4,523,412         19,203,233
Yamato Kogyo Co. Ltd. ......................................      Japan               894,000          4,392,769
                                                                                                  --------------
                                                                                                      74,858,779
                                                                                                  --------------
INSURANCE 1.9%
Capital RE Corp. ...........................................  United States           240,000          4,020,000
CMAC Investment Corp. ......................................  United States           260,000         10,741,250
Enhance Financial Services Group Inc. ......................  United States           290,000          6,869,375
                                                                                                  --------------
                                                                                                      21,630,625
                                                                                                  --------------
LEISURE & TOURISM .9%
Kuoni Reisen Holding AG, B..................................   Switzerland              2,598         10,578,103
                                                                                                  --------------
MACHINERY & ENGINEERING 4.1%
Arcadis NV..................................................   Netherlands            275,655          2,012,301
Bucher Holding AG, Br. .....................................   Switzerland              4,226          3,251,779
China International Marine Containers Inc., B...............      China             2,201,037            721,582
Fives-Lille Cie De..........................................      France              103,133          7,585,390
IHC Caland NV...............................................   Netherlands            256,600          8,281,508
Laird Group PLC.............................................  United Kingdom        2,900,000         10,360,129
SIG Schweizerische Industrie-Gesellschaft Holding...........   Switzerland             19,800         10,343,742
Valmet OY...................................................     Finland              381,600          3,979,582
                                                                                                  --------------
                                                                                                      46,536,013
                                                                                                  --------------
MERCHANDISING 7.1%
Best Denki Co. Ltd. ........................................      Japan               176,000          1,260,851
David Jones Ltd. ...........................................    Australia           1,624,529          1,533,298
Giordano International Ltd. ................................    Hong Kong          25,248,674          6,126,618
*Gymboree Inc. .............................................  United States           906,000          9,513,000
House of Fraser PLC.........................................  United Kingdom        6,360,000          8,252,860
Hudsons Bay Co. ............................................      Canada              596,900          5,773,263
Li & Fung Ltd. .............................................    Hong Kong          10,367,000         18,732,922
Matsuzakaya Co. Ltd. .......................................      Japan             1,830,000          8,405,815
Moebel Walther AG...........................................     Germany              148,410          3,714,527
Sa des Galeries Lafayette...................................      France                5,540          5,740,996

 16

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
MERCHANDISING (CONT.)
*Samas-Groep NV.............................................   Netherlands             96,985     $    1,192,417
Somerfield PLC..............................................  United Kingdom        1,701,700         10,209,328
                                                                                                  --------------
                                                                                                      80,455,895
                                                                                                  --------------
METALS & MINING 5.4%
AK Steel Holding Corp. .....................................  United States           540,000         11,778,750
Birmingham Steel Corp. .....................................  United States           932,500          3,846,563
Boehler Uddeholm AG.........................................     Austria               41,950          2,010,579
Boehler Uddeholm AG, 144A...................................     Austria                8,120            389,175
Boehler Uddeholm AG, 144A, seasoned.........................     Austria               71,200          3,412,473
Century Aluminum Co. .......................................  United States           614,000          3,377,000
Elkem ASA, A................................................      Norway              630,000          8,554,917
Eramet SA...................................................      France               29,011          1,098,721
Impala Platinum Holdings Ltd. ..............................   South Africa         1,322,000         23,729,847
Quanex Corp. ...............................................  United States           150,000          2,625,000
Vallourec Usines A Tubes De Lorraine Escaut Et R............      France               16,185            462,479
                                                                                                  --------------
                                                                                                      61,285,504
                                                                                                  --------------
MISC MATERIALS & COMMODITIES .7%
IMC Global Inc. ............................................  United States           160,000          3,190,000
Unitor ASA..................................................      Norway              470,000          4,155,877
                                                                                                  --------------
                                                                                                       7,345,877
                                                                                                  --------------
MULTI-INDUSTRY 3.3%
Amer Group Ltd., A..........................................     Finland              397,000          5,883,418
DESC SA de CV DESC, B.......................................      Mexico            3,473,500          3,307,768
Hogg Robinson PLC...........................................  United Kingdom        2,900,000         10,801,480
La Cemento Nacional CA, GDR, 144A...........................     Ecuador               27,575          2,481,750
*Nagron Nationaal Grondbezit NV.............................   Netherlands            292,000          7,340,469
Wagon PLC...................................................  United Kingdom        1,827,400          7,216,272
                                                                                                  --------------
                                                                                                      37,031,157
                                                                                                  --------------
REAL ESTATE .8%
Inversiones y Representacion SA.............................    Argentina           1,873,510          4,367,025
Inversiones y Representacion SA, GDR........................    Argentina              13,500            313,031
New Asia Realty and Trust Co. Ltd., A.......................    Hong Kong           3,583,000          2,959,724
Tai Cheung Holdings Ltd. ...................................    Hong Kong           3,630,000            801,175
                                                                                                  --------------
                                                                                                       8,440,955
                                                                                                  --------------
TELECOMMUNICATIONS 2.1%
*Millicom International Cellular SA.........................    Luxembourg            100,000          2,675,000
Tadiran Telecommunications Ltd. ............................      Israel              408,000          8,236,500
Telefonos de Mexico SA (Telmex), L..........................      Mexico            4,592,972         13,010,729
                                                                                                  --------------
                                                                                                      23,922,229
                                                                                                  --------------

                                                                              17

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
COMMON STOCKS (CONT.)
TEXTILES & APPAREL 3.1%
Fountain Set Holdings Ltd. .................................    Hong Kong          35,262,000     $    3,413,443
*Fruit of the Loom Inc., A..................................  United States           862,250         10,939,797
Gamma Holding NV............................................   Netherlands            180,000          8,348,427
*Goodys Family Clothing Inc. ...............................  United States           520,000          5,248,750
Inner Mongolia Erdos Cashmere Products Co. Ltd., B..........      China             6,200,000            682,000
Kellwood Co. ...............................................  United States           271,600          6,942,775
                                                                                                  --------------
                                                                                                      35,575,192
                                                                                                  --------------
TRANSPORTATION 3.3%
+*Anangel-American Shipholdings Ltd., ADR...................      Greece              446,800          1,787,200
*Fritz Companies Inc. ......................................  United States         1,273,900          9,474,631
Great Eastern Shipping Co. Ltd., GDR........................      India                69,100            174,478
Great Eastern Shipping Co. Ltd., GDR, 144A..................      India               489,100          1,234,978
Helikopter Services Group ASA...............................      Norway              591,700          2,615,992
*MS Carriers Inc. ..........................................  United States           202,400          5,464,800
Sea Containers Ltd., A......................................  United Kingdom          461,000         10,084,375
Stolt Nielsen SA............................................      Norway              200,000          2,150,000
Stolt Nielsen SA, ADR.......................................      Norway              100,000          1,168,750
Tranz Rail Holdings Ltd., ADR...............................   New Zealand            499,480          3,496,360
                                                                                                  --------------
                                                                                                      37,651,564
                                                                                                  --------------
UTILITIES ELECTRICAL & GAS 3.7%
Gas y Electricidad SA, Br. .................................      Spain               331,283         32,002,749
Guangdong Electric Power Development Co Ltd., B.............      China            14,689,967          3,773,100
Public Service Co. of New Mexico............................  United States           411,000          6,319,125
                                                                                                  --------------
                                                                                                      42,094,974
                                                                                                  --------------
WHOLESALE & INTERNATIONAL TRADE 2.2%
Bergen Brunswig Corp., A....................................  United States           525,000         12,829,688
Dahl International AB.......................................      Sweden              245,000          3,489,730
Dahl International AB, 144A.................................      Sweden              255,000          3,632,168
+Eurodis Electron PLC.......................................  United Kingdom        5,250,000          5,508,875
                                                                                                  --------------
                                                                                                      25,460,461
                                                                                                  --------------
TOTAL COMMON STOCKS (COST $990,432,931).....................                                       1,039,926,444
                                                                                                  --------------
PREFERRED STOCKS 5.7%
Ballast Nedam NV, ctf., cvt., pfd. .........................   Netherlands            188,040          5,325,684
Cia Brasileira de Petroleo Ipiranga, pfd. ..................      Brazil          619,998,000          2,406,872
Companhia Riograndense de Telecom, A, pfd. .................      Brazil            8,249,900          1,885,112
Coteminas Cia Tecidos Norte de Minas, pfd. .................      Brazil           23,829,100          1,639,348
Fertilizantes Fosfatados SA, pfd. ..........................      Brazil        2,500,000,000          5,282,555
Hugo Boss AG, pfd. .........................................     Germany                6,000         10,209,118
Moebel Walther AG, pfd. ....................................     Germany              150,000          3,293,265
News Corp. Ltd., pfd. ......................................    Australia           3,247,074         21,251,434
Tele Sudeste Celular Participacoes SA, pfd. ................      Brazil          268,027,000            711,226
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........      Brazil              267,000          3,554,438

 18

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1999 (UNAUDITED) (CONT.)

                                                                 COUNTRY           SHARES             VALUE
                                                                 ------------------------------------------
PREFERRED STOCKS (CONT.)
Telecomunicacoes Brasileiras SA (Telebras), ADR, pfd. ......      Brazil               46,000     $    2,969,875
Weg SA, pfd. ...............................................      Brazil           17,249,300          6,102,945
                                                                                                  --------------
TOTAL PREFERRED STOCKS (COST $85,958,385)...................                                          64,631,872
                                                                                                  --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $1,076,391,316)...........................................                                       1,104,558,316
                                                                                                  --------------
                                                                                 PRINCIPAL
                                                                                  AMOUNT**
                                                                               --------------
REPURCHASE AGREEMENT (COST $32,430,000) 2.9%
(a)Morgan Stanley Inc., 4.73%, 3/01/99 (Maturity Value
  $32,442,783) Collateralized by U.S. Treasury Notes &
  Bonds.....................................................  United States    $   32,430,000         32,430,000
                                                                                                  --------------
TOTAL INVESTMENTS (COST $1,108,821,316) 100.4%..............                                       1,136,988,316
OTHER ASSETS, LESS LIABILITIES (.4%)........................                                          (4,268,449)
                                                                                                  --------------
TOTAL NET ASSETS 100.0%.....................................                                      $1,132,719,867
                                                                                                  ==============

*Non-income producing.
**Securities denominated in U.S. dollars.
(a)At February 28, 1999, all repurchase agreements held by the Fund had been entered into on that date.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at February 28, 1999, were $18,829,891.
                       See Notes to Financial Statements.
                                                                              19

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost
  $1,076,391,316)...........................................    $1,104,558,316
 Repurchase agreement, at value and cost....................        32,430,000
 Cash.......................................................               880
 Receivables:
  Investment securities sold................................            24,877
  Capital shares sold.......................................           203,123
  Dividends and interest....................................         2,499,407
                                                                --------------
      Total assets..........................................     1,139,716,603
                                                                --------------
Liabilities:
 Payables:
  Investment securities purchased...........................           166,935
  Capital shares redeemed...................................         5,270,804
  To affiliates.............................................         1,193,448
 Distributions to shareholders..............................               535
 Accrued expenses...........................................           365,014
                                                                --------------
      Total liabilities.....................................         6,996,736
                                                                --------------
Net assets, at value........................................    $1,132,719,867
                                                                ==============
Net assets consist of:
 Undistributed net investment income........................    $    5,590,093
 Net unrealized appreciation................................        28,167,000
 Accumulated net realized loss..............................          (950,218)
 Capital shares.............................................     1,099,912,992
                                                                --------------
Net assets, at value........................................    $1,132,719,867
                                                                ==============
CLASS A:
 Net asset value per share ($1,095,045,736 / 168,525,392
   shares outstanding)......................................             $6.50
                                                                ==============
 Maximum offering price per share ($6.50 / 94.25%)..........             $6.90
                                                                ==============
CLASS B:
 Net asset value per share ($38,919 / 5,999 shares
   outstanding)*............................................             $6.49
                                                                ==============
CLASS C:
 Net asset value per share ($31,983,173 / 4,994,349 shares
   outstanding)*............................................             $6.40
                                                                ==============
 Maximum offering price per share ($6.40 / 99.00%)..........             $6.46
                                                                ==============
ADVISOR CLASS:
 Net asset value per share ($5,652,039 / 868,724 shares
   outstanding).............................................             $6.51
                                                                ==============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
 20

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1999 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $1,222,851)
 Dividends..................................................    $11,893,776
 Interest...................................................      2,627,927
                                                                -----------
      Total investment income...............................                      $ 14,521,703
Expenses:
 Management fees (Note 3)...................................      4,757,502
 Administrative fees (Note 3)...............................        760,887
 Distribution fees (Note 3)
  Class A...................................................      1,542,263
  Class B...................................................             52
  Class C...................................................        182,682
 Transfer agent fees (Note 3)...............................        961,000
 Custodian fees.............................................        205,000
 Reports to shareholders....................................        266,600
 Registration and filing fees...............................         22,400
 Professional fees..........................................         63,700
 Directors' fees and expenses...............................         36,000
 Other......................................................         18,990
                                                                -----------
      Total expenses........................................                         8,817,076
                                                                                  ------------
            Net investment income...........................                         5,704,627
                                                                                  ------------
Realized and unrealized gains:
 Net realized gain from:
  Investments...............................................         82,605
  Foreign currency transactions.............................        268,372
                                                                -----------
      Net realized gain.....................................                           350,977
      Net unrealized depreciation on investments............                       (19,375,167)
                                                                                  ------------
Net realized and unrealized loss............................                       (19,024,190)
                                                                                  ------------
Net decrease in net assets resulting from operations........                      $(13,319,563)
                                                                                  ============

                       See Notes to Financial Statements.
                                                                              21

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                FEBRUARY 28, 1999         YEAR ENDED
                                                                   (UNAUDITED)          AUGUST 31, 1998
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................     $    5,704,627         $   29,975,603
  Net realized gain from investments and foreign currency
    transactions............................................            350,977             74,535,534
  Net unrealized depreciation on investments................        (19,375,167)          (477,160,612)
                                                                ---------------------------------------
    Net decrease in net assets resulting from operations....        (13,319,563)          (372,649,475)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................        (20,125,232)           (24,864,205)
   Class C..................................................           (383,976)              (393,741)
   Advisor Class............................................           (115,551)              (137,241)
  Net realized gains:
   Class A..................................................        (32,019,990)          (118,716,606)
   Class C..................................................         (1,002,388)            (3,094,067)
   Advisor Class............................................           (162,690)              (519,279)
 Capital share transactions (Note 2):
   Class A..................................................       (115,289,483)          (103,255,384)
   Class B..................................................             41,250                     --
   Class C..................................................         (4,484,892)            10,093,710
   Advisor Class............................................         (1,202,611)             1,808,776
                                                                ---------------------------------------
    Net decrease in net assets..............................       (188,065,126)          (611,727,512)
Net assets:
 Beginning of period........................................      1,320,784,993          1,932,512,505
                                                                ---------------------------------------
 End of period..............................................     $1,132,719,867         $1,320,784,993
                                                                =======================================
Undistributed net investment income included in net assets:
 End of period..............................................     $    5,590,093         $   20,510,225
                                                                =======================================

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve long-term capital growth. Under normal conditions, the Fund will invest primarily in the equity securities of smaller companies located anywhere in the world, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

                                                                              23

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares; Class A, Class B, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively, and a fourth class of shares, Class B, was established. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class, and the exchange privilege of each class.

At February 28, 1999, there were 1.5 billion shares authorized ($0.20 par value) of which 750 million, 100 million, 550 million, and 100 million were designated as Class A shares, Class B shares, Class C shares, and Advisor Class shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                              FEBRUARY 28, 1999                     AUGUST 31, 1998
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS A SHARES:
Shares sold............................................   63,846,657    $ 432,611,835          65,137,298    $ 565,906,634
Shares issued on reinvestment of distributions.........    7,007,307       45,477,312          14,123,259      125,695,078
Shares redeemed........................................  (87,220,600)    (593,378,630)        (91,762,539)    (794,857,096)
                                                         -----------------------------------------------------------------
Net decrease...........................................  (16,366,636)   $(115,289,483)        (12,501,982)   $(103,255,384)
                                                         =================================================================

 24

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                                    PERIOD ENDED
                                                                 FEBRUARY 28, 1999*
                                                             --------------------------
                                                               SHARES         AMOUNT
                                                             --------------------------
CLASS B SHARES:
Shares sold................................................       5,999    $     41,250
                                                             --------------------------
Net increase...............................................       5,999    $     41,250
                                                             ==========================

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
CLASS C SHARES:
Shares sold................................................     886,697    $  5,886,058          2,789,801    $ 24,386,698
Shares issued on reinvestment of distributions.............     187,067       1,199,097            339,452       2,984,726
Shares redeemed............................................  (1,724,903)    (11,570,047)        (2,057,353)    (17,277,714)
                                                             -------------------------------------------------------------
Net increase (decrease)....................................    (651,139)   $ (4,484,892)         1,071,900    $ 10,093,710
                                                             =============================================================

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 FEBRUARY 28, 1999                   AUGUST 31, 1998
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold................................................     487,775    $  3,371,754          1,534,040    $ 13,060,800
Shares issued on reinvestment of distributions.............      41,938         272,183             71,033         631,927
Shares redeemed............................................    (700,525)     (4,846,548)        (1,392,025)    (11,883,951)
                                                             -------------------------------------------------------------
Net increase (decrease)....................................    (170,812)   $ (1,202,611)           213,048    $  1,808,776
                                                             =============================================================

*Effective date of Class B shares was January 1, 1999.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

                                                                              25

PAGE
TEMPLETON GLOBAL SMALLER COMPANIES FUND, INC.
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays monthly an investment management fee to TICI of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C shares, respectively, for costs incurred in marketing the Fund's Class A, Class B, and Class C shares. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1999 there were no unreimbursed costs. Distributors received net commissions from sales of the Fund's shares, and received contingent deferred sales charges for the year of $31,904 and $5,533, respectively.

Legal fees of $35,665 were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

The cost of securities for federal income tax purposes is the same as that shown in the Statement of Investments. At February 28, 1999, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................  $ 268,390,449
Unrealized depreciation.....................................   (240,223,449)
                                                              -------------
Net unrealized appreciation.................................  $  28,167,000
                                                              =============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1999 aggregated $83,922,133 and $248,384,302, respectively.

 26

PAGE

                      This page intentionally left blank.

PAGE

                      This page intentionally left blank.

PAGE
LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Infrastructure Fund
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME
Franklin Global Government Income Fund
Franklin Templeton Global Currency Fund
Franklin Templeton Hard Currency Fund
Templeton Americas Government Securities Fund

GROWTH
Franklin Biotechnology Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet Investment Fund*
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Growth Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade Income Fund
Franklin Short-Intermediate U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government Securities Fund
Franklin Federal Money Fund
Franklin Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
California**
Colorado
Connecticut
Florida**
Georgia
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan+
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           01/99

PAGE

[FRANKLIN TEMPLETON LOGO]                                      Bulk Rate
Templeton Global Smaller Companies Fund, Inc.                 U.S. Postage
777 Mariners Island Blvd, P.O. Box 7777                           PAID
San Mateo, CA  94403-7777                                So. San Francisco, CA
                                                            Permit No. 655




SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585
1-800/DIAL BEN(R)
www.franklin-templeton.com

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current Templeton Global Smaller Companies Fund, Inc. prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


103 S99 04/99                         [Recycling Logo] Printed on recycled paper